CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Allowances for doubtful accounts	$ 881	$ 607
Common shares, no par value
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	17,031,810	17,031,810
Common shares, outstanding	16,056,239	16,056,239
Treasury stock, at cost	975,571	975,571